ORGANIZATION AND GOING CONCERN	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND GOING CONCERN [Text Block]
1.	ORGANIZATION AND GOING CONCERN

ORGANIZATION

In February 2012, Gentor Resources Inc. (the “Company”) completed a corporate reorganization (the “Corporate Reorganization”), as a result of which the Company’s corporate jurisdiction was moved from Florida to the Cayman Islands. The Corporate Reorganization was affected by a two-step process involving a merger of Gentor Resources, Inc. (the Florida company which had been incorporated on March 24, 2005) with and into its wholly-owned Wyoming subsidiary, followed by a continuation of the surviving company into the Cayman Islands. The Company is an exploration stage corporation formed for the purpose of prospecting and developing mineral properties.

GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. For the year ended December 31, 2014 the Company had a net loss of $1,162,625 (year ended December 31, 2013 – net loss of $20,106,911), a deficit accumulated during the exploration stage of $42,779,688 as at December 31, 2014 (December 31, 2013 – $41,617,063), and a negative working capital of $241,920 as at December 31,2014 (December 31, 2013 - $802,078), which raise substantial doubt on the Company’s ability to continue on a going concern basis.

The Company intends to fund operations through equity financing arrangements, which may be insufficient to fund its capital expenditure, working capital and other cash requirements. The Company’s continued existence is dependent upon it emerging from the exploration stage, obtaining additional financing to continue operations, exploring and developing the mineral properties and the discovery, development and sale of ore reserves.

These consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.